Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
PRODUCTS	$ 188	$ 219	$ 467
SERVICES	85	217
REVENUES	273	436	467
PRODUCTS	370	164	219
SERVICES	85	115
INVENTORY IMPAIRMENT		328	297
COST OF REVENUES	455	607	516
GROSS LOSS	(182)	(171)	(49)
RESEARCH AND DEVELOPMENT EXPENSES	609	1,809	2,208
SALES AND MARKETING EXPENSES	326	1,354	846
GENERAL AND ADMINISTRATIVE EXPENSES	3,081	3,338	3,005
NET CHANGE IN FAIR VALUE OF FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	92
SHARE OF NET LOSS OF ASSOCIATE ACCOUNTED FOR USING THE EQUITY METHOD	(216)
LISTING EXPENSE	(10,098)
OPERATING LOSS	(14,420)	(6,672)	(6,108)
CHANGES IN FAIR VALUE OF WARRANTS ISSUED TO INVESTORS	142	148	3,502
FINANCIAL INCOME (EXPENSES) IN RESPECT OF DEPOSITS, BANK COMMISIOMS AND EXCHANGE DIFFERENCES, NET	99	(54)	54
FINANCING INCOME (EXPENSES), NET	241	94	3,556
LOSS BEFORE TAXES ON INCOME	(14,179)	(6,578)	(2,552)
TAXES BENEFIT (TAXES ON INCOME)	1	(20)	7
LOSS FOR THE YEAR	(14,178)	(6,598)	(2,545)
Items that may be reclassified to profit or loss
Share of other comprehensive income of associates accounted for using the equity method	(28)
Items that will not be reclassified to profit or loss
Share of other comprehensive income of associates accounted for using the equity method	(13)
OTHER COMPREHENSIVE LOSS FOR THE YEAR	(41)
TOTAL COMREHENSIVE LOSS FOR THE YEAR	(14,219)	(6,598)	(2,545)
Loss for the year is attributable to:
Owners of Medigus	(14,178)	(6,598)	(2,545)
Non-controlling interest
Loss for the year	(14,178)	(6,598)	(2,545)
Total comprehensive loss for the period is attributable to:
Owners of Medigus	(14,219)	(6,598)	(2,545)
Non-controlling interest
TOTAL COMREHENSIVE LOSS FOR THE YEAR	$ (14,219)	$ (6,598)	$ (2,545)
BASIC LOSS PER ORDINARY SHARE (in Dollars per share)	$ (0.18)	$ (0.16)	$ (0.20)
DILUTED LOSS PER ORDINARY SHARE (in Dollars per share)	$ (0.18)	$ (0.16)	$ (0.23)